Property, Plant And Equipment - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($) kPa kV	Dec. 31, 2021 CAD ($)
Regulated Operations [Abstract]
Electric distribution capacity, below (kV) | kV	69
Gas distribution capacity, below (kPa) | kPa	2,070
Gas distribution capacity, hoop stress, less than (percent)	20.00%
Electric transmission capacity, above (kV) | kV	69
Gas transmission capacity, above (kPa) | kPa	2,070
Gas transmission capacity, hoop stress, or more (percent)	20.00%
Cost of PPE under finance leases | $	$ 323	$ 323
Cost of PPE under finance leases, accumulated depreciation | $	$ 117	$ 113